Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Non-current financial assets
Schedule of non-current financial assets

	December 31,	December 31,
	2020	2019
Security rental deposits	59,144	68,911
Total non‑current financial assets	59,144	68,911